Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              06/30/2000

Check here if Amendment            [   ]   ;      Amendment Number:    [  ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       08/08/2000
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           16

Form 13F Information Table Value Total:                       337,633
                                                            [thousands]

List of Other Included Managers:               None

FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CG Columbia Energy  COM   197648108       44297       675000SH          SOLE              675,000        0        0
CIN Cinergy         COM   172474108        7631       300000SH          SOLE              300,000        0        0
CMS CMS Energy      COM   125896100       49228      2225000SH          SOLE            2,225,000        0        0
CPST CAPSTONE       COM   14067D102        2253        50000SH          SOLE               50,000        0        0
DYN DYNERGY         COM   26816Q101        7514       110000SH          SOLE              110,000        0        0
EIX Edison Internat COM   281020107        2050       100000SH          SOLE              100,000        0        0
FPL Florida P&L     COM   341109106       11138       225000SH          SOLE              225,000        0        0
GPU Gen Public Util COM   36225X100       30946      1143500SH          SOLE            1,143,500        0        0
NEG Energy East CorpCOM   29266M109        6863       360000SH          SOLE              360,000        0        0
NMK Niagra Mohawk   COM   653520106       17422      1250000SH          SOLE            1,250,000        0        0
NRG ENERGY CORP     COM   629377102       15513       850000SH          SOLE              850,000        0        0
NU Northeast Util   COM   664397106      117668      5410000SH          SOLE            5,410,000        0        0
PCG PACIFIC GAS     COM   69331C108       11081       450000SH          SOLE              450,000        0        0
PNW PINNICLE WEST   COM   723484101        1694        50000SH          SOLE               50,000        0        0
UCM UNICOM          COM   904911104        4836       125000SH          SOLE              125,000        0        0
UNS Unisource       COM   909205106        7500       500000SH          SOLE              500,000        0        0

Grand Total                              337633
